Shareholder Report, Average Annual Return (Details) 191731_Angel Oak UltraShort Income ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	45 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Angel Oak UltraShort Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak UltraShort Income ETF NAV
Average Annual Return, Percent		4.58%	5.93%
Bloomberg U.S. Aggregate Bond Index_1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.71%	4.74%
Bloomberg Short Term Government/Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent		4.00%	4.73%
Bloomberg U.S. Treasury Bills Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bills Index
Average Annual Return, Percent		3.95%	4.67%